Loan Commitments and Other Related Activities (Contractual Amounts of Financial Instruments with Off-Balance-Sheet Risk) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Commitments To Make Loans [Member]
Other Contingencies And Commitments [Line Items]
Fixed Rate	$ 8,169	$ 4,307
Variable Rate	11,569	309
Unused Lines Of Credit [Member]
Other Contingencies And Commitments [Line Items]
Fixed Rate	47	47
Variable Rate	22,993	18,142
Standby Letters Of Credit [Member]
Other Contingencies And Commitments [Line Items]
Variable Rate		$ 522